Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock based compensation
Total before income taxes	$ 64	$ 79	$ 79
Income taxes	24	27	29
Total after income taxes	40	52	50
Less: Stock based compensation recorded in discontinued operations	4	6	6
Total after income taxes, continuing operations	36	46	44
Stock Options [Member]
Stock based compensation
Stock based compensation	11	12	16
Restricted Stock Units [Member]
Stock based compensation
Stock based compensation	48	52	42
Performance Units [Member]
Stock based compensation
Stock based compensation	5	3	9
Employee Stock Purchase Plan [Member]
Stock based compensation
Stock based compensation		$ 12	$ 12